Other investments	6 Months Ended
Jun. 30, 2024
Other investments
Other investments

22.Other investments

Other investments consist of the following:

	June 30, 2024	December 31, 2023
Other investments - current
1-3 Month T-Bill ETF (BIL) - at fair value through profit or loss	14,868	14,809
0% US treasury bills - at amortised cost	39,778	54,419
0.875% US treasury bills - at amortised cost	—	15,008
	54,646	84,236
Other investments - non-current
0.875% US treasury bills - at amortised cost	18,055	—
1.7% federal bonds German Government - at fair value through other comprehensive income	3,045	3,242
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	13,767	14,832
	34,867	18,074

Debt securities classified as fair value through other comprehensive income, denominated in EUR mature in 2032.

Debt securities classified as amortized cost investments are zero-coupon treasury notes or have a coupon rate of 0.875% and mature in more than a year.